CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 1,420	$ 1,810
Accounts receivable	2,760	1,845
Prepayments and other current assets	6,519	5,911
Cryptocurrency assets	6,978	9,581
Total current assets	17,677	19,147
Non-current assets:
Property and equipment, net	12,169	19,896
Intangible assets, net	5,862	11,084
Deposits	2,454	2,462
Long-term investments	3,404	3,557
Right-of-use assets	1,992	2,627
Long-term prepayments and other non-current assets	2,049	27,562
Total non-current assets	27,930	67,188
TOTAL ASSETS	45,607	86,335
Current liabilities:
Accounts payable	566	25
Accrued payroll and welfare payable	317	306
Accrued expenses and other current liabilities	7,978	9,349
Operating lease liabilities - current	1,078	1,485
Income tax payable	80	71
Total current liabilities	10,019	11,236
Non-current liabilities:
Operating lease liabilities - non-current	860	1,063
Other non-current liabilities		7,256
Total non-current liabilities	860	8,319
TOTAL LIABILITIES	10,879	19,555
Shareholders' equity:
Additional paid-in capital	651,782	640,724
Treasury shares	(21,604)	(21,604)
Accumulated deficit and statutory reserve	(591,790)	(557,913)
Accumulated other comprehensive loss	(4,246)	(4,392)
Total SOLAI Limited shareholders' equity	34,232	56,893
Non-controlling interests	496	9,887
Total shareholders' equity	34,728	66,780
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	45,607	86,335
Class A ordinary shares
Shareholders' equity:
Ordinary shares	90	78
Class A preference shares
Shareholders' equity:
Preference shares
Class A II preference shares
Shareholders' equity:
Preference shares
Class B ordinary shares
Shareholders' equity:
Ordinary shares	$ 0	$ 0